INCOME TAXES - Reconciliation of Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Loss for the year before income tax	$ (10,403,945)	$ (11,602,411)	$ (4,382,621)
Expected income tax recovery	(2,688,000)	(3,104,000)	(1,139,000)
Non-deductible share-based payments	310,000	378,000	233,000
Acquisition gain	(1,297,000)	0	0
Other permanent differences including foreign exchange	7,000	(41,000)	(1,899,000)
Financing costs	(720,000)	(638,000)	(142,000)
Changes in statutory and foreign tax rates and other	443,920	(463,000)	15,000
Adjustment to prior year provision versus statutory return	(196,000)	290,000	(490,000)
Change in unrecognized deductible temporary differences	4,178,000	3,605,029	3,538,391
Total income tax expense	$ 37,920	$ 27,029	$ 116,391